Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year	$ 15,273	$ 18,976	$ 19,989
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	169	173	107
Equity raising costs included in liabilities at the end of the year		14	1,067
Loan issuance costs included in liabilities at the end of the year	320	1,317	407
Dividend declared included in liabilities at the end of the year	2,516
Liabilities related to leases at the end of the year	$ 3	$ 228	$ 287